Liquidity (Details) - USD ($)									3 Months Ended			7 Months Ended	10 Months Ended	12 Months Ended
	Apr. 25, 2019	Apr. 24, 2019	Sep. 21, 2018	Aug. 28, 2018	Jul. 25, 2018	Jun. 01, 2018	Nov. 28, 2017	Sep. 05, 2017	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 24, 2018	May 23, 2018	Dec. 31, 2016
Liquidity [Line Items]
Net loss									$ 3,150,000		$ 4,409,000			$ 12,634,000	$ 22,686,000
Accumulated deficit									(417,533,000)	$ (414,383,000)		$ (414,383,000)	$ (417,533,000)	(414,383,000)	(401,749,000)
Net cash used in operating activities									$ (3,270,000)		(4,119,000)			$ (11,975,000)	(18,128,000)
Substantial doubt about going concern, description									These factors raise substantial doubt about the Company’s ability to continue as a going concern.					These factors raise substantial doubt about the Company’s ability to continue as a going concern
Cash and cash equivalents									$ 3,872,000	5,261,000		5,261,000	3,872,000	$ 5,261,000	9,550,000			$ 12,600,000
Minimum cash/cash equivalents covenant									2,000,000	2,000,000		2,000,000	2,000,000	2,000,000
Proceeds from sale of common stock, net									1,919,000		(150,000)			0	0
Common stock issued (in shares)					6,723		10,000
Number of shares callable by warrants (in shares)																2,300,000	23,400,000
Proceeds from issuance warrants					$ 5,700,000		$ 8,800,000
Common stock issued, value									$ 1,873,000		$ 27,000			$ 1,624,000	$ 12,716,000
Subsequent Event [Member] | Cytori Ltd. and Cell Therapy Assets [Member]
Liquidity [Line Items]
Cash proceeds from sale of subsidiary		$ 3,400,000
Subsequent Event [Member] | Cytori Ltd. and Cell Therapy Assets [Member] | Amendment to Loan and Security Agreement [Member]
Liquidity [Line Items]
Payments for principal, interest and fees		$ 1,700,000
Subsequent Event [Member] | Cytori Therapeutics, K.K. and Cell Therapy Assets used in Japan [Member]
Liquidity [Line Items]
Cash proceeds from sale of subsidiary	$ 2,500,000
Subsequent Event [Member] | Cytori Therapeutics, K.K. and Cell Therapy Assets used in Japan [Member] | Amendment to Loan and Security Agreement [Member]
Liquidity [Line Items]
Payments for principal, interest and fees	$ 1,400,000
Nasdaq Stock Market LLC [Member]
Liquidity [Line Items]
Number of consecutive business days no longer able to meet the required closing bid price of common stock				30 days				30 days
Minimum bid price of common stock required for Nasdaq listing rule				$ 1.00				$ 1.00
Grace period provided with minimum bid price for Nasdaq listing rule				180 days				180 days
Grace date for minimum bid price requirement for Nasdaq listing				Feb. 25, 2019				Mar. 05, 2018
Common stock minimum bid price required to regain compliance				$ 1.00				$ 1.00
Number of consecutive business days required to regain compliance				10 days				10 days
Date to regain compliance after meeting continued listing requirement				Aug. 26, 2019				Sep. 04, 2018
Additional grace period provided with minimum bid price to regain compliance				180 days				180 days
Description of compliance with minimum bid price requirement				We were granted an additional compliance period of 180 calendar days, or until August 26, 2019, in which to regain compliance after meeting the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the bid price requirement, and providing notice to Nasdaq staff of our intent to cure the deficiency during this second compliance period, by effecting a reverse stock split, if necessary.										We were granted an additional compliance period of 180 calendar days, or until August 26, 2019, in which to regain compliance after meeting the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the bid price requirement, and providing notice to Nasdaq staff of our intent to cure the deficiency during this second compliance period, by effecting a reverse stock split, if necessary.
Series C Convertible Preferred Stock [Member]
Liquidity [Line Items]
Number of convertible shares converted into common stock (in shares)					168,478
Number of shares callable by warrants (in shares)					7,059,150
Common stock issued, value														$ 3,041,000
Common Stock [Member]
Liquidity [Line Items]
Common stock issued (in shares)					6,723		10,000		139,855		201			92,169	24,474
Number of shares callable by warrants (in shares)					50		36,000
Warrant exercise price (in dollars per share)					$ 39.93		$ 166.65
Common Stock [Member] | Series C Convertible Preferred Stock [Member]
Liquidity [Line Items]
Number of convertible shares converted into common stock (in shares)									1,652					80,868
Common Stock [Member] | B. Riley FBR [Member] | Sales Agreement [Member]
Liquidity [Line Items]
Proceeds from sale of common stock, net												$ 1,700,000	$ 3,800,000
Common stock issued (in shares)												1,584	200,000
Common Stock [Member] | Lincoln Park [Member]
Liquidity [Line Items]
Proceeds from sale of common stock, net										$ 300,000
Common stock issued (in shares)									0	12,802
Common stock issued, value			$ 5,000,000
Period exercisable from the date of issuance			24 months
Minimum [Member]
Liquidity [Line Items]
Unrestricted cash and cash equivalents									$ 2,000,000	$ 2,000,000		$ 2,000,000	$ 2,000,000	$ 2,000,000
Maximum [Member] | Common Stock [Member] | B. Riley FBR [Member] | Sales Agreement [Member]
Liquidity [Line Items]
Proceeds from sale of common stock, net						$ 6,500,000